Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories

Inventories, net as of December 31, 2025 and 2024 consist of the following:

	As of December 31,
	2025	2024
Raw materials	$3,545,114	$3,128,599
Work in progress	2,022,375	1,876,800
Finished goods	696,160	666,405
Goods in transit	—	399,304
Other consumables	55,021	44,311
Less: allowance for inventories valuation	(1,614,284)	(1,247,384)
Total inventories, net	$4,704,386	$4,868,035

Schedule of Movement of Allowances for Inventories Valuation

The movement of allowances for inventories valuation for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the years ended December 31,
	2025	2024	2023
Balance at beginning of the year	$1,247,384	$1,069,201	$862,736
Additions	303,834	210,377	231,715
Exchange adjustments	63,066	(32,194)	(25,250)
Balance at end of the year	$1,614,284	$1,247,384	$1,069,201